UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2000

Check here if Amendment [  ]; Amendment Number: ____________

This Amendment (Check only one.):

[  ] is a restatement

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hewlett-Packard Company
Address:   3000 Hanover Street
           MS 20 BL
           Palo Alto CA 94304

Form 13F File Number:  28-2187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Gorman
Title:    Manager, Operations and Accounting
Phone:    650-857-2248

Signature, Place, and Date of Signing:

Cheryl Gorman   Palo Alto, CA   12-May-2000
[Signature]     [City, State]   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.   (Check here if all holdings of
this reporting manager are reported in this report.

[ ] 13F NOTICE.    (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT.   (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager
(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-2187                    Hewlett-Packard Company
28-5160                    Intel Corporation


                                                  03/31/00

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      90

Form 13F Information Table Value Total:     $1,173,937
                                            (thousands)

List of Other Included Managers:


NONE



FORM 13F                                                               03/31/2000
REPORTING MANAGER: Hewlett-Packard Company


ITEM 1                       ITEM 2     ITEM 3      ITEM 4      ITEM 5          ITEM 6        ITEM 7           ITEM 8

NAME OF ISSUER               TITLE      CUSIP        FAIR       SHARES    INVESTMENT DISCRETION MANA-      VOTING AUTHORITY
                             OF        NUMBER       MARKET                             SHARED   GERS
                             CLASS                  VALUE                 SOLESHARED   OTHER             SOLE     SHARED  NONE
                                                                          (A)   (B)     (C)               (A)       (B)   (C)
3COM CORP                    COMMON   885535104      9,734      175,000    x                     HP     175,000
ADVANCED RADIO TELEC         COMMON   00754U101      6,625      200,000    x                     HP     200,000
AKAMAI TECHNOLOGIES          COMMON   00971T101      6,196       38,531    x                     HP      38,531
ALCOA INC                    COMMON    13817101      5,971       85,000    x                     HP      85,000
ALLEGIANCE TELECOM I         COMMON   01747T102      3,628       45,000    x                     HP      45,000
ALTERA CORP                  COMMON    21441100      3,124       35,000    x                     HP      35,000
AMAZON.COM INC               COMMON    23135106      2,680       40,000    x                     HP      40,000
AMERICA ONLINE INC           COMMON   02364J104      5,665       84,000    x                     HP      84,000
AMERICAN EXPRESS CO          COMMON    25816109      8,936       60,000    x                     HP      60,000
AMERICAN INTERNATION         COMMON    26874107     27,594      251,998    x                     HP     251,998
ANADIGICS INC                COMMON    32515108      4,851       73,500    x                     HP      73,500
ASPECT DEV INC               COMMON    45234101      5,794       90,000    x                     HP      90,000
BESTFOODS                    COMMON   08658U101      4,447       95,000    x                     HP      95,000
BIOGEN INC                   COMMON    90597105      4,193       60,000    x                     HP      60,000
BRISTOL MYERS SQUIBB         COMMON   110122108      5,510       95,000    x                     HP      95,000
BROADCOM CORP - CL A         COMMON   111320107      8,501       35,000    x                     HP      35,000
CBS CORPORATION              COMMON   12490K107      9,909      175,000    x                     HP     175,000
CHASE MANHATTAN CORP         COMMON   16161A108     14,822      170,000    x                     HP     170,000
CISCO SYSTEMS INC            COMMON   17275R102     51,026      660,000    x                     HP     660,000
CITIGROUP INC                COMMON   172967101     15,568      260,000    x                     HP     260,000
CMGI INC                     COMMON   125750109      7,932       70,000    x                     HP      70,000
COMCAST CORP SPECIAL         COMMON   200300200      8,241      190,000    x                     HP     190,000
COMPAQ COMPUTER CORP         COMMON   204493100      5,400      200,000    x                     HP     200,000
CONEXANT SYSTEMS INC         COMMON   207142100      2,130       30,000    x                     HP      30,000
CONOCO INC                   COMMON   208251405      5,125      200,000    x                     HP     200,000
CORNING INC                  COMMON   219350105     12,125       62,500    x                     HP      62,500
COSTCO WHSL CORP NEW         COMMON   22160K105     10,513      200,000    x                     HP     200,000
CROSSROADS SYSTEMS           COMMON   22765D100     114,005    1,104,169   x                     HP    1,104,169
CVS CORP                     COMMON   126650100      3,381       90,000    x                     HP      90,000
CYPRESS SEMICONDUCTO         COMMON   232806109      9,065      185,000    x                     HP     185,000
DELL COMPUTER CORP           COMMON   247025109     12,406      230,000    x                     HP     230,000
DIGIMARC CORPORATION         COMMON   253807101     26,400      600,000    x                     HP     600,000
DU PONT (E.I.) DE NE         COMMON   263534109      8,205      155,000    x                     HP     155,000
E*TRADE GROUP INC            COMMON   269246104      3,615      120,000    x                     HP     120,000
ENRON CORP                   COMMON   293561106      5,990       80,000    x                     HP      80,000
EXCHANGE APPLICATION         COMMON   300867108      3,175       60,000    x                     HP      60,000
EXXON MOBIL CORP             COMMON   30231G102     24,550      315,000    x                     HP     315,000
FEDERAL NATL MORTGAG         COMMON   313586109      8,767      155,000    x                     HP     155,000
FORD MOTOR COMPANY           COMMON   345370100      4,594      100,000    x                     HP     100,000
GENENTECH INC                COMMON   368710406      9,120       60,000    x                     HP      60,000
GENERAL ELECTRIC CO.         COMMON   369604103     38,906      250,000    x                     HP     250,000
HNC SOFTWARE INC             COMMON   40425P107      5,542       76,900    x                     HP      76,900
HOME DEPOT INC               COMMON   437076102      4,196       65,049    x                     HP      65,049
INGERSOLL RAND CO            COMMON   456866102      3,540       80,000    x                     HP      80,000
INTEL CORP                   COMMON   458140100     33,644      255,000    x                     HP     255,000
INTL BUSINESS MACHIN         COMMON   459200101     16,520      140,000    x                     HP     140,000
INTUIT INC                   COMMON   461202103      2,991       55,000    x                     HP      55,000
KONINKLIJKE PHILIPS          COMMON   500472204     10,279       60,002    x                     HP      60,002
LINEAR TECHNOLOGY CO         COMMON   535678106      6,050      110,000    x                     HP     110,000
LSI LOGIC CORP               COMMON   502161102     14,525      200,000    x                     HP     200,000
LUCENT TECHNOLOGIES          COMMON   549463107      6,738      110,000    x                     HP     110,000
MCI WORLDCOM INC             COMMON   55268B106     12,914      284,999    x                     HP     284,999
MEDIMMUNE INC                COMMON   584699102      4,005       23,000    x                     HP      23,000
MERCK & CO.,  INC            COMMON   589331107     12,425      200,000    x                     HP     200,000
MICROSOFT CORP               COMMON   594918104     34,024      320,226    x                     HP     320,226
MORGAN ST DEAN WITTE         COMMON   617446448     12,431      150,000    x                     HP     150,000
MOTOROLA INC                 COMMON   620076109      8,760       60,000    x                     HP      60,000
NOKIA CORP-ADR PREF          COMMON   654902204     11,100       50,000    x                     HP      50,000
NORTHERN TRUST CORP          COMMON   665859104     11,823      175,000    x                     HP     175,000
ORACLE CORP                  COMMON   68389X105     10,538      135,000    x                     HP     135,000
PARKER HANNIFIN CORP         COMMON   701094104      5,990      145,000    x                     HP     145,000
PEREGRINE SYSTEMS IN         COMMON   71366Q101      8,718      130,000    x                     HP     130,000
PFIZER INC                   COMMON   717081103      8,044      220,000    x                     HP     220,000
PRIMIX SOLUTIONS INC         COMMON   741620108      2,590      291,820    x                     HP     291,820
QUALCOMM INC                 COMMON   747525103      2,240       15,000    x                     HP      15,000
R & B FALCON CORP            COMMON   74912 E10      3,544      180,000    x                     HP     180,000
S1 CORPORATION               COMMON   78463D101     15,595      182,004    x                     HP     182,004
SAFEWAY INC                  COMMON   786514208     13,575      300,000    x                     HP     300,000
SCHLUMBERGER LTD             COMMON   806857108      4,208       55,000    x                     HP      55,000
SCHWAB (CHARLES) COR         COMMON   808513105      9,942      175,000    x                     HP     175,000
SONY CORP                    COMMON   835699307      8,404       30,000    x                     HP      30,000
SOUTHWEST AIRLINES           COMMON   844741108      6,868      330,000    x                     HP     330,000
SOFTWARE.COM INC             COMMON   83402P104     209,553    1,626,016   x                     HP    1,626,016
SPATIAL TECHNOLOGY           COMMON   847246105      2,864      375,600    x                     HP     375,600
STARBUCKS CORP               COMMON   855244109     10,307      230,000    x                     HP     230,000
TELOCITY INC                 COMMON   87971D103      2,784      225,000    x                     HP     225,000
TEXACO INC                   COMMON   881694103      3,225       60,000    x                     HP      60,000
TEXAS INSTRUMENTS IN         COMMON   882508104      8,000       50,000    x                     HP      50,000
THERMA-WAVE INC              COMMON   88343A108      6,120      180,000    x                     HP     180,000
TIME WARNER INC              COMMON   887315109     18,500      185,000    x                     HP     185,000
UNITED PARCEL SERVIC         COMMON   911312106      6,928      110,000    x                     HP     110,000
UNITED TECHNOLOGIES          COMMON   913017109      9,478      150,000    x                     HP     150,000
USX - U.S. STEEL GRO         COMMON   90337T101      5,000      200,000    x                     HP     200,000
VIATEL INC                   COMMON   925529208      2,936       58,500    x                     HP      58,500
VIALINK CO.                  COMMON   92552Q101      2,212       67,024    x                     HP      67,024
VICINITY CORP                COMMON   925653107      5,908      170,000    x                     HP     170,000
VIGNETTE CORP                COMMON   926734104      4,808       30,000    x                     HP      30,000
WAL-MART STORES INC          COMMON   931142103      9,040      160,000    x                     HP     160,000
WELLS FARGO COMPANY          COMMON   949746101     17,523      430,000    x                     HP     430,000
YAHOO INC                    COMMON   984332106      8,569       50,000    x                     HP      50,000

GRAND TOTALS  (thousands)                          1,173,937
